Summary of Significant Accounting Policies Revised Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (168)	$ 19	$ 21	$ 35	$ (32)	$ 431	$ 108	$ 82	$ (93)	$ 589	$ 157
Provision for finance receivable losses	483	$ 79	$ 74	$ 80	88	$ 93	$ 107	$ 135	716	423	435
Depreciation and amortization									198	23	(56)
Deferred income tax charge (benefit)									(209)	(5)	(103)
Non-cash incentive compensation from Initial Stockholder									15	0	0
Net loss (gain) on fair value adjustments on debt									0	15	(6)
Net gain on sales of real estate loans and related trust assets									0	(648)	0
Net loss on repurchases and repayments of debt									0	66	42
Share-based Compensation									15	6	146
Other									(4)	19	19
Other assets and other liabilities									(35)	(31)	16
Insurance claims and policyholder liabilities									27	51	29
Taxes receivable and payable									113	(98)	(10)
Accrued interest and finance charges									(14)	(36)	(42)
Increase (Decrease) in Restricted Cash for Operating Activities									0	5	36
Other, net									1	1	(2)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations									730	380	661
Net principal collections (originations) of finance receivables held for investment and held for sale									(1,037)	235	865
Proceeds on sales of finance receivables held for sale originated as held for investment									78	3,799	15
Purchase of OneMain Financial Holdings, LLC, net of cash acquired									(3,902)	0	0
Purchase of SpringCastle Portfolio									0	0	(2,964)
Payments to Acquire Available-for-sale Securities									(525)	(351)	(555)
Payments to Acquire Trading Securities Held-for-investment									1,482	2,978	10
Available-for-sale securities called, sold, and matured									525	291	847
Trading and other securities called, sold, and matured									3,797	687	8
Change in restricted cash and cash equivalents									(70)	112	(414)
Proceeds from sale of real estate owned									14	59	109
Other, net									(36)	(13)	(10)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations									(2,638)	1,841	(2,109)
Proceeds from issuance of long-term debt, net of commissions									3,027	3,557	6,296
Proceeds from issuance of common stock									976	0	231
Repayments of Long-term Debt									(1,960)	(4,691)	(6,435)
Contributions from joint venture partners									0	0	438
Distributions to joint venture partners									(77)	(638)	(204)
Excess tax benefit from share-based compensation									3	0	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations									1,969	(1,772)	326
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations									(1)	(1)	(1)
Net Cash Provided by (Used in) Continuing Operations									60	448	(1,123)
Cash and cash equivalents	939				879				939	879	431	$ 1,554
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(122)	608	94
Provision for finance receivable losses									759	474	527
Depreciation and amortization									191	35	(55)
Deferred income tax charge (benefit)									(212)	20	(119)
Non-cash incentive compensation from Initial Stockholder									15	0	0
Net loss (gain) on fair value adjustments on debt									0	15	(6)
Net gain on sales of real estate loans and related trust assets									0	(726)	0
Net loss on repurchases and repayments of debt									0	66	42
Share-based Compensation									15	6	146
Other									4	10	19
Other assets and other liabilities									(35)	(31)	16
Insurance claims and policyholder liabilities									27	51	29
Taxes receivable and payable									102	(98)	(10)
Accrued interest and finance charges									(14)	(36)	(42)
Increase (Decrease) in Restricted Cash for Operating Activities									0	5	36
Other, net									1	1	(2)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations									731	400	675
Net principal collections (originations) of finance receivables held for investment and held for sale									(1,037)	215	851
Proceeds on sales of finance receivables held for sale originated as held for investment									78	3,799	15
Purchase of OneMain Financial Holdings, LLC, net of cash acquired									(3,902)	0	0
Purchase of SpringCastle Portfolio									0	0	(2,964)
Payments to Acquire Available-for-sale Securities									(525)	(351)	(555)
Payments to Acquire Trading Securities Held-for-investment									1,482	2,978	10
Available-for-sale securities called, sold, and matured									525	291	847
Trading and other securities called, sold, and matured									3,797	687	8
Change in restricted cash and cash equivalents									(70)	112	(414)
Proceeds from sale of real estate owned									14	59	109
Other, net									(36)	(13)	(10)
Net Cash Provided by (Used in) Investing Activities, Continuing Operations									(2,638)	1,821	(2,123)
Proceeds from issuance of long-term debt, net of commissions									3,027	3,557	6,296
Proceeds from issuance of common stock									976	0	231
Repayments of Long-term Debt									(1,960)	(4,691)	(6,435)
Contributions from joint venture partners									0	0	438
Distributions to joint venture partners									(78)	(638)	(204)
Excess tax benefit from share-based compensation									3	0	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations									1,968	(1,772)	326
Effect of Exchange Rate on Cash and Cash Equivalents, Continuing Operations									(1)	(1)	(1)
Net Cash Provided by (Used in) Continuing Operations									60	448	$ (1,123)
Cash and cash equivalents	$ 939				$ 879				$ 939	$ 879